PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED BALANCE SHEETS - Parenthetical (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 04, 2016
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, shares outstanding		202,699,487	202,699,487
Ordinary shares, par value (in dollars per share)					$ 0.0005
Ordinary shares, shares authorized					388,594,477
Series A convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		34,717,760	34,717,760
Convertible redeemable preferred shares, shares issued	0		34,362,468	34,717,760
Convertible redeemable preferred shares, shares outstanding	0		34,362,468	34,717,760
Series A convertible redeemable preferred shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		34,717,760	34,717,760
Convertible redeemable preferred shares, shares issued	0		34,362,468	34,717,760
Convertible redeemable preferred shares, shares outstanding	0		34,362,468	34,717,760
Temporary equity, redemption value	$ 0		$ 20,733	$ 19,949
Series B convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		44,758,365	44,758,365
Convertible redeemable preferred shares, shares issued			44,758,365	44,758,365
Convertible redeemable preferred shares, shares outstanding			44,758,365	44,758,365
Series B convertible redeemable preferred shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		44,758,365	44,758,365
Convertible redeemable preferred shares, shares issued	0		44,758,365	44,758,365
Convertible redeemable preferred shares, shares outstanding	0		44,758,365	44,758,365
Temporary equity, redemption value	$ 0		$ 114,793	$ 108,592
Series B+ Convertible Redeemable Preferred Stock
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		27,428,047	27,428,047
Convertible redeemable preferred shares, shares outstanding			27,428,047
Series B+ Convertible Redeemable Preferred Stock | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		27,428,047	27,428,047
Convertible redeemable preferred shares, shares issued	0		27,428,047	27,428,047
Convertible redeemable preferred shares, shares outstanding	0		27,428,047	27,428,047
Temporary equity, redemption value	$ 0		$ 143,551	$ 135,504
Series B2 Convertible Redeemable Preferred Stock
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		10,478,885	10,478,885
Convertible redeemable preferred shares, shares issued			10,478,885	10,478,885
Convertible redeemable preferred shares, shares outstanding			10,478,885	10,478,885
Series B2 Convertible Redeemable Preferred Stock | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		10,478,885	10,478,885
Convertible redeemable preferred shares, shares issued	0		10,478,885	10,478,885
Convertible redeemable preferred shares, shares outstanding	0		10,478,885	10,478,885
Temporary equity, redemption value	$ 0		$ 94,148	$ 88,683
Series C convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		57,896,414	57,896,414
Convertible redeemable preferred shares, shares issued			57,896,414	57,896,414
Convertible redeemable preferred shares, shares outstanding			57,896,414	57,896,414
Series C convertible redeemable preferred shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		57,896,414	57,896,414
Convertible redeemable preferred shares, shares issued	0		57,896,414	57,896,414
Convertible redeemable preferred shares, shares outstanding	0		57,896,414	57,896,414
Temporary equity, redemption value	$ 0		$ 709,409	$ 665,769
Series C+ Convertible Redeemable Preferred Stock
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		16,161,668	16,161,668
Convertible redeemable preferred shares, shares issued	0		16,161,021	16,161,021
Convertible redeemable preferred shares, shares outstanding	0		16,161,021	16,161,021
Series C+ Convertible Redeemable Preferred Stock | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		16,161,668	16,161,668
Convertible redeemable preferred shares, shares issued	0		16,161,021	16,161,021
Convertible redeemable preferred shares, shares outstanding	0		16,161,021	16,161,021
Temporary equity, redemption value	$ 0		$ 311,182	$ 291,183
Series D convertible redeemable preferred shares
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		19,964,384	19,964,384
Convertible redeemable preferred shares, shares issued	0		11,614,287	7,453,371
Convertible redeemable preferred shares, shares outstanding	0		11,614,287	7,453,371
Series D convertible redeemable preferred shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Convertible redeemable preferred shares, shares authorized	0		19,964,384	19,964,384
Convertible redeemable preferred shares, shares issued	0		11,614,287	7,453,371
Convertible redeemable preferred shares, shares outstanding	0		11,614,287	7,453,371
Temporary equity, redemption value	$ 0		$ 318,980	$ 198,694
Class A ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	307,505,707		307,505,707	307,505,707
Ordinary shares, shares issued	269,203,783		10,660,389	10,708,762
Ordinary shares, shares outstanding	269,203,783		10,660,389	10,708,762
Class A ordinary shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	307,505,707		307,505,707	307,505,707
Ordinary shares, shares issued	269,203,783		10,660,389	10,708,762
Ordinary shares, shares outstanding	269,203,783		10,660,389	10,708,762
Class B ordinary shares
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	81,088,770		81,088,770	81,088,770
Ordinary shares, shares issued	81,088,770		81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770		81,088,770	81,088,770
Class B ordinary shares | Parent company | Reportable legal entities
CONDENSED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0005		$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	81,088,770		81,088,770	81,088,770
Ordinary shares, shares issued	81,088,770		81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770		81,088,770	81,088,770